INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Summary of condensed financial information of the Group's equity investments

	As of December 31,
	2015	2016
	RMB	RMB	US$
Balance sheet data:
Current assets	224,443	206,376	29,724
Non-current assets	179,835	243,356	35,051
Current liabilities	33,818	56,828	8,185
Non-current liabilities	—	223	32

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Operating data:
Revenues	28,900	45,797	94,343	13,588
Gross profit	26,582	21,444	65,097	9,376
Operating loss	(15,855)	(39,325)	(50,475)	(7,270)
Net loss	(12,765)	(32,562)	(40,192)	(5,789)

Long-term investments
Schedule of Investments

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Cost method investments	653,740	869,741	125,269
Equity method investments	124,708	100,063	14,412
Available-for-sale debt security	—	7,353	1,059
Available-for-sale equity security	46,373	—	—
Total	824,821	977,157	140,740